Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%		September 15, 2028
Class A-2b Notes	$128,000,000.00	4.03223%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,239,812.52

Principal:
Principal Collections	$24,323,218.50
Prepayments in Full	$10,381,631.51
Liquidation Proceeds	$88,542.83
Recoveries	$4,281.30
Sub Total	$34,797,674.14
Collections	$39,037,486.66

Purchase Amounts:
Purchase Amounts Related to Principal	$2,909.46
Purchase Amounts Related to Interest	$14.23
Sub Total	$2,923.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,040,410.35

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,040,410.35
Servicing Fee	$802,744.58	$802,744.58	$0.00	$0.00	$38,237,665.77
Interest - Class A-1 Notes	$347,820.46	$347,820.46	$0.00	$0.00	$37,889,845.31
Interest - Class A-2a Notes	$731,500.00	$731,500.00	$0.00	$0.00	$37,158,345.31
Interest - Class A-2b Notes	$430,104.53	$430,104.53	$0.00	$0.00	$36,728,240.78
Interest - Class A-3 Notes	$1,131,000.00	$1,131,000.00	$0.00	$0.00	$35,597,240.78
Interest - Class A-4 Notes	$212,266.67	$212,266.67	$0.00	$0.00	$35,384,974.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,384,974.11
Interest - Class B Notes	$111,056.33	$111,056.33	$0.00	$0.00	$35,273,917.78
Second Priority Principal Payment	$3,528,549.10	$3,528,549.10	$0.00	$0.00	$31,745,368.68
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$31,745,368.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,745,368.68
Regular Principal Payment	$101,000,515.94	$31,745,368.68	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$39,040,410.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$3,528,549.10
Regular Principal Payment					$31,745,368.68
Total					$35,273,917.78

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$35,273,917.78	$146.97	$347,820.46	$1.45	$35,621,738.24	$148.42
Class A-2a Notes	$0.00	$0.00	$731,500.00	$3.33	$731,500.00	$3.33
Class A-2b Notes	$0.00	$0.00	$430,104.53	$3.36	$430,104.53	$3.36
Class A-3 Notes	$0.00	$0.00	$1,131,000.00	$3.25	$1,131,000.00	$3.25
Class A-4 Notes	$0.00	$0.00	$212,266.67	$3.32	$212,266.67	$3.32
Class B Notes	$0.00	$0.00	$111,056.33	$3.52	$111,056.33	$3.52
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$35,273,917.78	$33.51	$2,963,747.99	$2.82	$38,237,665.77	$36.33

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$104,529,065.04	0.4355378	$69,255,147.26	0.2885631
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$128,000,000.00	1.0000000	$128,000,000.00	1.0000000
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$917,159,065.04	0.8713024	$881,885,147.26	0.8377921

Pool Information
Weighted Average APR	5.197%	5.210%
Weighted Average Remaining Term	52.09	51.39
Number of Receivables Outstanding	27,349	26,694
Pool Balance	$963,293,496.68	$928,424,697.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$925,904,617.87	$892,580,515.94
Pool Factor	0.8784245	0.8466278

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$35,844,181.43
Targeted Overcollateralization Amount	$56,896,830.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,539,550.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$72,497.01
(Recoveries)		1	$4,281.30
Net Loss for Current Collection Period			$68,215.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0850%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0004%
Second Prior Collection Period			0.0285%
Prior Collection Period			0.0848%
Current Collection Period			0.0865%
Four Month Average (Current and Prior Three Collection Periods)			0.0500%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		164	$166,157.26
(Cumulative Recoveries)			$4,281.30
Cumulative Net Loss for All Collection Periods			$161,875.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0148%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,013.15
Average Net Loss for Receivables that have experienced a Realized Loss			$987.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	129	$5,352,343.03
61-90 Days Delinquent	0.05%	13	$471,325.70
91-120 Days Delinquent	0.01%	2	$113,092.42
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.64%	144	$5,936,761.15

Repossession Inventory:
Repossessed in the Current Collection Period		10	$419,897.35
Total Repossessed Inventory		20	$1,012,510.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0538%
Prior Collection Period			0.0512%
Current Collection Period			0.0562%
Three Month Average			0.0537%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0629%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	53	$2,381,928.29
2 Months Extended	57	$2,896,413.06
3+ Months Extended	12	$389,757.16

Total Receivables Extended	122	$5,668,098.51
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer